Accounting Policies - Property plant and equipment (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Accounting policies [line items]
Property plant and equipment excluding leased right of use assets	$ 17,663
Property, plant and equipment as a % of assets	39.00%
Buildings [member]
Accounting policies [line items]
Rate of depreciation	2.50%
Maximum
Accounting policies [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum | Plant and machinery
Accounting policies [line items]
Rate of depreciation	20.00%
Minimum | Plant and machinery
Accounting policies [line items]
Rate of depreciation	3.30%
Weighted Average | Transport [member]
Accounting policies [line items]
Rate of depreciation	20.00%